Offerings - Offering: 1	Jun. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	10.84
Maximum Aggregate Offering Price	$ 10,840,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,659.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock, $0.01 par value per share (the "Common Stock") of Ranger Energy Services, Inc. (the "Registrant") that become issuable under the Ranger Energy Services, Inc. Amended and Restated 2017 Long Term Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration, which results in an increase in the number of our outstanding shares of Common Stock. Represents 1,000,000 new shares of Common Stock that were added to the shares authorized for issuance under the Plan as approved by the Registrant's board of directors on March 26, 2025 and by the Registrant's stockholders on May 9, 2025. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $10.84, the average of the of the high and low trading prices of the Registrant's Common Stock, as reported on the New York Stock Exchange on May 29, 2025.